Consolidated Statements of Comprehensive Income (Loss) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net income (loss)	$ 1,028	$ 600	$ (422)
Other comprehensive (loss) income, net of tax
Net unrealized (losses) gains on available-for-sale securities	(663)	571	317
Other	(7)	(5)	12
Total other comprehensive (loss) income, net of tax	(670)	566	329
Total comprehensive income (loss)	358	1,166	(93)
Less: Comprehensive loss attributable to noncontrolling interests, net of tax	(82)	(61)	(56)
Total comprehensive income (loss) attributable to Nationwide Life Insurance Company	$ 440	$ 1,227	$ (37)